DESCRIPTION OF PLAN	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Description of Plan [Line Items]
DESCRIPTION OF PLAN	DESCRIPTION OF PLAN

The following description of the Retirement Savings Plan for Employees of Seacoast National Bank (“the Plan”) provides only general information. Eligible employees who participate should refer to the Plan agreement for a more complete description of the Plan’s provisions.

General: The Plan is a defined contribution plan subject to the provisions of the Employee Retirement Income Security Act (“ERISA”) of 1974, as amended, and was formed effective January 1, 1983. The Plan, which has subsequently been amended and restated in order to continue the qualification of the Plan under Internal Revenue Service (“IRS”) regulations, permits employees to make salary deferrals, provide employer matching contributions and includes loan provisions. The Plan is made available to all eligible employees of Seacoast National Bank, its subsidiaries and affiliates (“the Bank” or “the Employer”) as of the first day of the first month following 30 days of employment.

Prior to 2025, the Plan contracted with Matrix Trust Company (“Matrix”) to act as trustee and custodian under the Plan and OneAmerica Retirement Services LLC (“OneAmerica”) acted as record keeper. In 2025, Voya Financial, Inc. acquired OneAmerica Financial, Inc., the parent company of OneAmerica, and Voya Retirement Insurance and Annuity Company ("VRIAC") acted as record keeper under the Plan. In December 2025, the trustee and custodian under the Plan transitioned to Voya Institutional Trust Company ("Voya"). Matrix continues to act as custodian and trustee of the Seacoast Company Stock Fund. Matrix, Voya and VRIAC are each a party-in-interest to the Plan. Under the contracts with Voya and VRIAC, Plan participants are offered a choice of various investment options and are allowed to change their investment options daily.

Participant Accounts: Each participant’s account is credited with participant salary deferrals and an allocation of matching contributions, profit-sharing contributions and retirement contributions, if any, by the Employer, and earnings, and is charged with the participant's withdrawals and an allocation of administrative expenses and losses. Allocations are based on participant earnings or account balances, as defined. The benefit to which a participant is entitled is the benefit that can be provided from the participant’s vested account. Each participant directs the investment of their account to any of the investment options available under the Plan, which includes mutual funds, a collective trust fund and common stock of Seacoast Banking Corporation of Florida (“the Company”), the parent company of the Bank.

Participant Contributions: Each participant may voluntarily contribute to the Plan up to a maximum of 75% of annual eligible compensation. Participants can also elect to make Roth 401(k) contributions to the Plan by means of payroll deductions. Participant contributions were subject to an overall annual limitation of $23,500 for 2025. If a participant is eligible for the Plan and is age 50 or over, the participant is eligible to make an additional catch up contribution up to maximum IRS limits of $7,500 for 2025. The Plan includes an automatic contribution arrangement that applies to new participants or rehired participants. Plan participant salary deferrals less than 10% are automatically increased 1% at the beginning of each plan year until the 10% threshold is met.

Employer Contributions: The Plan was amended effective January 1, 2014 to become a safe harbor plan and provide a safe harbor match contribution. The matching contribution is subject to certain eligibility requirements as defined by the Plan and is equal to 100% of the first 3% of base compensation and 50% of the next 2% of base compensation that a participant contributes to the Plan for the year ended December 31, 2025.

On October 21, 2016, the Board of Directors approved an amendment to redefine eligibility for the Bank's discretionary profit sharing contribution; effective January 1, 2017, the contribution will only be allocated to eligible participants with compensation of $75,000 or less. For the year ended December 31, 2025, there was no non-elective profit sharing contribution paid by the Bank.

Vesting: Participants are immediately vested in their voluntary contributions and the Employer matching contribution. Discretionary retirement and non-elective profit sharing contributions vest at a rate of 25% per year of service. If a participant retires, dies or becomes disabled the participant’s account becomes 100% vested.

Payment of Benefits: Withdrawals from the Plan may be made when the participant reaches age 59½, terminates employment, dies, becomes disabled, or experiences financial hardship, as defined. If a terminated participant’s benefits exceed $1,000, the individual may elect to receive a rollover, lump sum payment or installments. However, if the participant does not make an election otherwise within six months of termination, balances between $1,000 and $5,000 are automatically distributed to a rollover account. Vested Plan benefits not exceeding $1,000 are distributed to participants in a single lump-sum payment after employment with the Bank is terminated. If the terminated participant maintained a portion of their funds in the Company common stock, a portion of the distribution may be made in shares of common stock.

Notes Receivable from Participants: Participants may borrow from their fund accounts a minimum of $1,000 up to a maximum of $50,000 or 50% of their vested account balance, whichever is less. The loans are secured by the balance in the participant's account and bear interest at the prime rate as determined by Voya. Principal and interest are repaid through payroll deductions over a period not to exceed five years, unless the loan is for the purpose of purchasing a primary residence. For loans used to purchase a primary residence, the loan repayment period may not exceed 10 years.

Forfeitures: Forfeitures occur when participants terminate participation in the Plan before becoming fully vested in the Employer’s contributions under the Plan. Forfeited amounts are used to reduce future Employer contributions or administration expenses. Forfeitures at December 31, 2025 were nominal, and forfeitures at December 31, 2024 were $14,189. For the year ended December 31, 2025, all forfeitures were utilized to offset expenses.

Administrative and Investment Management Fees: Loan origination fees associated with notes receivable from participants and the Plan’s record keeping, audit fees associated with the annual audit of the Plan's financial statements and custodian fees are paid by the Plan and are reflected in the financial statements as administrative expenses of the Plan. Investment management fees are charged to the Plan as a reduction of investment return and included in the investment income (loss) reported by the Plan. All other expenses of the Plan are paid by the Bank.